INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 4,465
Cost at end of year	9,894	$ 4,465
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	4,732	3,485
Additions, net of disposals	79	116
Acquisitions through business combinations	5,515	1,189
Non-cash additions	18	0
Foreign currency translation	126	(58)
Cost at end of year	$ 10,470	$ 4,732